Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current tax expense:
U.S. federal	$ 631	$ 391	$ 308
Foreign	253	227	97
State and local	107	20	63
Total	991	638	468
Deferred tax expense (benefit):
U.S. federal	284	596	309
Foreign	59	(118)	(1)
State and local	14	86	51
Total	357	564	359
Total income tax expense	1,348	1,202	827
Income before income taxes
U.S. income	3,044	2,809	1,446
Foreign income	940	705	388
Income before income taxes	3,984	3,514	1,834
Reconciliation of income tax expense
Expected expense at U.S. federal statutory income tax rate	1,394	1,230	642
U.S. state and local income tax expense, net of federal benefit	75	106	77
Liberty Transaction charges not recoverable	1	4	127
Change in unrecognized tax benefits	40	(40)	21
Noncontrolling interests in partnership earnings and taxes	2	(44)	(30)
Foreign taxes, net of federal tax benefits	(82)	9	(31)
Change in valuation allowance	(40)	(32)	33
Multistate tax planning		(20)
Tax credits	(47)	(7)	(3)
Other	5	(4)	(9)
Total income tax expense	1,348	1,202	827
Deferred Tax Assets
Accruals and advances	418	366
State taxes	73	75
Net operating loss and tax credit carryforwards	610	533
Programming contract liabilities	48	59
Tax basis differences in investments and affiliates	91	74
Other	6	11
Subtotal	1,246	1,118
Valuation allowance	(466)	(504)
Total deferred taxes	780	614
Deferred Tax Liabilities
Accruals and advances	268	168
Prepaid expenses	34	39
Depreciation, amortization and asset impairment charges	1,155	723
Unrealized foreign exchange gains or losses	105	146
Tax basis differences in investments and affiliates	804	861
Other	5	8
Total deferred taxes	2,371	1,945
Noncurrent deferred tax assets included in Investment and other assets in the Consolidated Balance Sheets	210	320
Current deferred tax liabilities included in Accounts payable and accrued liabilities in the Consolidated Balance Sheets	$ 92	$ 34